Selected Statements of Operations Data (Details) - USD ($) $ in Thousands	1 Months Ended
	Oct. 31, 2022	Apr. 22, 2020
Selected Statements of Operations Data [Abstract]
Loan amount		$ 1,546
Loan forgiveness amount	$ 1,465